Statement of Changes in Net Assets Available for Benefits - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net increase in Plan's interest in Verizon Master Savings Trust	$ 423,751
Total investment income	423,751
Interest income on notes receivable from participants	7,277
Contributions:
Participant contributions	114,162
Employer contributions	53,077
Total contributions	167,239
Deductions:
Benefits paid to participants	317,469
Administrative expenses	4,303
Total deductions	321,772
Net increase	276,495
Net assets available for benefits
Beginning of year	3,453,545
End of year	$ 3,730,040